Taxation (Details 1) - CAD ($)	Jul. 31, 2020	Jul. 31, 2019
DisclosureOfMajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Tax losses	$ 3,310,000
Resource pools	4,347,000	$ 4,347,000
Equipment and other	196,000
Within One Year
DisclosureOfMajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Tax losses	0
Resource pools	0
Equipment and other	0
One to Five Years
DisclosureOfMajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Tax losses	9,000
Resource pools	0
Equipment and other	0
After Five Years
DisclosureOfMajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Tax losses	3,301,000
Resource pools	0
Equipment and other	82,000
No Expiry Date
DisclosureOfMajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Tax losses	0
Resource pools	4,347,000
Equipment and other	$ 114,000